ING LOGO
AMERICAS
US Legal Services

Patricia A. Guerrera
Paralegal
(860) 723-2805
Fax: (860) 723-2215
patricia.guerrera@us.ing.com

October 3, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ReliaStar Life Insurance Company and its Separate Account N Prospectus Title: ING Encore/Encore Flex Variable Annuity File Nos.: 333-120636 and 811-09002 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the
Supplement to the Contract Prospectus and the Statement of Additional Information, dated
October 1, 2007 contained in Post-Effective Amendment No. 8 to the Registration Statement on Form
N-4 (“Amendment No. 8”) for Separate Account N of ReliaStar Life Insurance Company (the
“Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 8 which was declared effective on October 1, 2007.
The text of Amendment No. 8 was filed electronically on October 1, 2007.

If you have any questions regarding this submission, please call Michael Pignatella at 860-723-2239 or the undersigned at 860-723-2805.

Sincerely,

/s/ Patricia A. Guerrera

Patricia A. Guerrera

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation